Summary of Significant Accounting Policies - Major Customers (Detail) (Customer Concentration Risk [Member], Revenues [Member])	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Significant Accounting Policies [Line Items]
Total Reported Revenues	10.00%
Phillips 66 [Member]
Significant Accounting Policies [Line Items]
Total Reported Revenues	12.00%	[1]	14.00%	[1]	12.00%	[1]
Conoco Phillips [Member]
Significant Accounting Policies [Line Items]
Total Reported Revenues					13.00%	[1]
Sinclair Oil & Gas Company [Member]
Significant Accounting Policies [Line Items]
Total Reported Revenues	11.00%

[1]	Phillips 66 purchased production pursuant to existing marketing agreements with terms that are currently on “evergreen” status. Evergreen contracts automatically renew on a month-to-month basis until either party gives 30 or 60 days advance written notice of non-renewal. Phillips 66 was a subsidiary of ConocoPhillips through April 30, 2012. Accordingly, any revenues generated from Phillips 66 prior to May 1, 2012 were reported under ConocoPhillips.